Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

MUZINICH DYNAMIC INCOME FUND (formerly Muzinich Credit Opportunities Fund) Institutional Shares (Ticker: MZCIX) Supra Institutional Shares (Ticker: MZCSX)

Supplement dated September 12, 2025 to the
Statutory Prospectus dated April 30, 2025

This Supplement supersedes and replaces the Supplement dated September 10, 2025 to the
Prospectus and Statement of Additional Information

Effective at the close of business on September 12, 2025 (the “Effective Date”), Anthony DeMeo will no longer serve as a portfolio manager of the Muzinich Dynamic Income Fund (the “Dynamic Income Fund” or the “Fund”). Accordingly, all references to Mr. DeMeo are removed. Additionally, as of the Effective Date, Eric Schure, CFA, serves as a portfolio manager of the Fund. Michael L. McEachern, Stuart Fuller, Joseph Galzerano, Warren Hyland, Thomas Samson and Corentin Tarlier will continue to serve as portfolio managers of the Fund.
1.The section titled “Summary Section - Muzinich Dynamic Income Fund - Management - Portfolio Managers on page 10 of the prospectus is deleted and replaced with the following:

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Michael L. McEachern, MBA, CFA, Portfolio Manager, Managed the Fund since inception in 2013.
Stuart Fuller, Portfolio Manager, Managed the Fund since 2022.
Joseph Galzerano, MBA, CPA, Portfolio Manager, Managed the Fund since 2018.
Ian Horn, CFA, Portfolio Manager, Managed the Fund since 2025
Warren Hyland, M.Sc., CFA, Portfolio Manager, Managed the Fund since 2013
Thomas Samson, M.Sc., CFA, Portfolio Manager, Managed the Fund since 2014.
Eric Schure, CFA, Portfolio Manager, Managed the Fund since 2025.
Corentin Tarlier, CFA, Portfolio Manager, Managed the Fund since 2025.

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2.    The following information is revised to the table in the section titled “Management - Portfolio Managers” beginning on page 49 of the prospectus:

Portfolio Manager/Fund	Bio
Eric Schure, CFA Low Duration Fund Dynamic Income Fund	Eric Schure joined Muzinich in 2020. Eric is a Portfolio Manager with an investment grade specialization. Eric originally joined the Firm as a Senior Credit Analyst from TD Asset Management where he spent five years as an Investment Grade Credit Research Analyst and a Client Portfolio Manager. Prior to that, Eric spent four years at Société Générale as a U.S. Credit Analyst. Eric received a BA degree in Resource Economics from the University of Massachusetts and is a CFA Charterholder.

Please retain this Supplement with the Statutory Prospectus.
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MUZINICH DYNAMIC INCOME FUND (formerly Muzinich Credit Opportunities Fund) Institutional Shares (Ticker: MZCIX) Supra Institutional Shares (Ticker: MZCSX)

a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated September 12, 2025 to the Statement of Additional Information dated April 30, 2025
Effective at the close of business on September 12, 2025 (the “Effective Date”), Anthony DeMeo will no longer serve as a portfolio manager of the Muzinich Dynamic Income Fund (the “Dynamic Income Fund” or the “Fund”). Accordingly, all references to Mr. DeMeo are removed. Additionally, as of the Effective Date, Eric Schure, CFA, serves as a portfolio manager of the Fund. Michael L. McEachern, Stuart Fuller, Joseph Galzerano, Warren Hyland, Thomas Samson and Corentin Tarlier will continue to serve as portfolio managers of the Fund.
1.The following information is updated to the tables in the section titled Management - Information Regarding Portfolio Managers beginning on page 39 of the SAI:

Other Accounts Under Management. The table below identifies, for each portfolio manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees with respect to any of these accounts are based on account performance, this information is reflected in separate tables below. Information in the table is shown as of December 31, 2024. Asset amounts are approximate and have been rounded.
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Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Dynamic Income Fund
Michael L. McEachern	1	$127,269,969	3	$1,844,392,780	7	$775,452,827
Stuart Fuller	0	$0	5	$2,308,647,911	2	$225,593,409
Joseph Galzerano	1	$127,269,969	17	$12,397,696,815	7	$939,550,791
Warren Hyland	1	$127,269,969	18	$4,409,766,987	7	$1,782,311,200
Thomas Samson	1	$127,269,969	10	$3,671,119,501	14	$3,315,524,058
Eric Schure	0	$0	4	$10,178,114,033	5	$428,798,213
Corentin Tarlier	0	$0	6	$11,641,009,119	2	$963,738,748

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2024. Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Dynamic Income Fund
Michael L. McEachern	0	$0	0	$0	0	$0
Stuart Fuller	0	$0	0	$0	0	$0
Joseph Galzerano	0	$0	0	$0	0	$0
Warren Hyland	0	$0	0	$0	0	$0
Thomas Samson	0	$0	1	$374,327,123	1	$343,194,687
Eric Schure	0	$0	0	$0	0	$0
Corentin Tarlier	0	$0	0	$0	0	$0

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2. The following information is updated to the table in the section titled Management - Information Concerning Compensation of Portfolio Managers beginning on page 45 of the SAI:

Portfolio Managers Ownership in the Funds. The following indicates the beneficial ownership of the Portfolio Managers of each Fund as of December 31, 2024:

Amount Invested Key A.None B.$1-$10,000 C.$10,001-$50,000 D.$50,001-$100,000 E.$100,001-$500,000 F.$500,001-$1,000,000 G.Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund
	Dynamic Income Fund	U.S. High Yield Fund	Low Duration Fund
Vikram Awasthi	A	A	A
John Colantuoni	A	A	A
Stuart Fuller	A	A	A
Joseph Galzerano	D	A	A
Tatjana Greil Castro	A	A	A
Ian Horn	A	A	A
Warren Hyland	A	A	A
Michael L. McEachern	A	A	A
Sam McGairl	A	A	A
Thomas Samson	A	A	A
Eric Schure	A	A	A
Mel Siew	A	A	A
Richard Smith	A	A	A
Corentin Tarlier	A	A	A

Please retain this Supplement with the SAI.
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